TRANSFERS OF FINANCIAL ASSETS - Schedule of Transferred Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	£ 180,609	£ 206,771
Financial assets at fair value through other comprehensive income	23,154	28,137
Financial assets at amortised cost:
Loans and advances to customers	454,899	448,567
Externally held notes in issue £m
Financial assets at amortised cost:
Senior unsecured notes issued	17,048	21,114
Securitisation programmes | Externally held notes in issue £m
Financial assets at amortised cost:
Senior unsecured notes issued	2,806	3,705
Securitisation programmes | Less Held By The Group | Externally held notes in issue £m
Financial assets at amortised cost:
Senior unsecured notes issued	22,343	24,010
Carrying value of transferred assets £m | Repurchase and securities lending transactions
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	6,370	4,345
Financial assets at fair value through other comprehensive income	8,803	8,085
Carrying value of transferred assets £m | Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers	29,384	31,406
Carrying value of associated liabilities £m | Repurchase and securities lending transactions
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	1,483	2,030
Financial assets at fair value through other comprehensive income	6,990	6,244
Carrying value of associated liabilities £m | Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers	£ 2,806	£ 3,705